PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Jennison Select Growth Fund

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

February 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for Prudential Investment Portfolios 3
Registration numbers 333-95849 and 811-09805

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated January 26, 2012 (SEC accession number 0000067590-12-000022), to the Prospectus, dated April 27, 2011 for the Prudential Jennison Select Growth Fund. The purpose of the filing is to submit the 497 filing dated January 26, 2012 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-362-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary